CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net Loss	$ (2,043,322)	$ (490,179)	$ (313,274)	$ (1,763,793)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for Class B ordinary shares			11,770
Interest and dividend income on investments held in Trust Account	(258,478)	(18,197)	(2,747)	(2,030,383)
Change in fair value of forward purchase units	190,000
Changes in operating assets and liabilities:
Prepaid expenses	30,000	45,034	(449,448)	342,269
Deferred offering costs	(14,533)
Accounts payable	(27,588)	12,305	10,035	773,020
Accounts payable — related party	(69,383)	(49,182)	49,182	55,626
Accrued expenses	1,807,838	193,294	126,644	1,784,158
Accrued expense — related party	4,593	25,799
Net cash used in operating activities	(380,873)	(281,126)	(567,838)	(839,103)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account for payment to redeeming shareholders				210,161,774
Cash deposited into Trust Account	(294,947)		(233,450,000)	(196,631)
Net cash used in investing activities	(294,947)		(233,450,000)	209,965,143
Cash Flows from Financing Activities:
Repayment of promissory note - related party			(223,765)
Proceeds from convertible promissory notes — related party				221,631
Proceeds from sale of private placement warrants			10,050,000
Proceeds from initial public offering gross			225,400,000
Payment to redeeming shareholders				(210,161,774)
Proceeds from convertible promissory notes - related party	719,947		223,765
Payment of offering costs		(7,000)	(613,329)
Net cash provided by (used in) financing activities	719,947	(7,000)	234,836,671	(209,940,143)
Net Change in Cash	44,127	(288,126)	818,833	(814,103)
Cash — Beginning of period	4,730	818,833		818,833
Cash — End of period	48,857	$ 530,707	818,833	4,730
Supplemental disclosures of non-cash investing and financing activities:
Accretion of Class A ordinary shares subject to redemption to redemption value			25,994,420	$ 2,129,761
Deferred underwriting fee payable			8,050,000
Offering costs paid in exchange for issuance of Class B ordinary shares to Sponsor			13,230
Offering costs included in accrued offering costs			$ 231,235
Accretion of Class A ordinary shares subject to redemption value	553,425
Reduction of deferred underwriting fee payable	2,415,000
Initial measurement of forward purchase units	$ 3,830,000